SECURED BORROWING (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 08, 2015 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Number of Network Hospitals | item	14
Debt issuance costs	¥ 7,506
Short-term secured borrowing (note 19)		¥ 13,642		¥ 2,794		$ 2,097
Long-term secured borrowings		163,498		248,604		$ 25,129
Secured borrowing		81,000	$ 12,449	¥ 86,000	¥ 0
Refunded Security Deposits		22,557	3,467
HengTai Securities [Member]
Line of Credit Facility [Line Items]
Priority security distributed	417,000
Net proceeds received	404,000
Security's deposit	¥ 13,000
Refunded Security Deposits		¥ 2,156	$ 331
HengTai Securities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
HengTai Securities [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%